CANCELLATION OF LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Cancellation Of License Agreement [Abstract]
CANCELLATION OF LICENSE AGREEMENT [Text Block]

NOTE 23 - CANCELLATION OF LICENSE AGREEMENT

On October 3, 2022, the Company terminated the license agreement with the previous Trademark licensee who had sole use of the Trademarks acquired pursuant to the Phyto BrandCo acquisition (Note 5). As a result, the Company now retains all rights to the Trademarks and will begin selling the related cannabis consumer packaged goods directly to provincial distributors and retailers.

In exchange for the cancellation of the license agreement, the Company issued a $1,542,492 credit note to the former Trademark licensee. In addition, the Company offset $705,301 of the Company's accounts payable due to the former Trademark licensee with accounts receivable owing from them. Lastly, the Company bought back inventory at a cost of $1,776,589 by issuing another credit memo to the former Trademark licensee, less $600,000 which was prepaid during the year ended December 31, 2022.